Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current payables to related parties	$ 18,432,354	$ 8,979,434
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 120,997	$ 148,288
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 598	$ 24,910
Cerveceria Kunstmann Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 0	480
Servipag Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 801	$ 1,972
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 1,107,795	$ 258,133
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 0	919
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 51,959	$ 1,898
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Transbank S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 3,288	$ 273
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,920	807
Radiodifusion SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 18,128	14,230
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 444	1,792
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 2,658,239	1,806,688
Cerveceria Austral S.A. [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 832,449	76,420
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	$ 22,230
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received
Ecor Ltda [Member] | Services received [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,051	$ 30,565
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 73,030	145,454
Nestl Waters Marketing Distribution [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	$ 11,893
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 85,588	$ 59,740
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 6,115,308	$ 2,100,423
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 3,408,971	$ 1,355,062
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,859,390	1,645,953
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 91,587	21,004
Banco BASA SA. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 5	0
Grafica y Editorial Intersuda S.A. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	122
Societe des Produits Nestle S.A. [Member] | Royalty [Member] | Other [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 93,707	160,245
Comercial Patagona Ltda one [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 43,453	72,148
Servicios Aeroportuarios Aerosan SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,234	911
Inversiones Diaguitas [Member] | Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,460,328-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 196,765	188,669
DiWatts SA [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 86,929	161,612
Empresas Carozzi S [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 251,751	654,756
Origen Patagnico SpA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 0	9
Hoteles Contemporneos SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 940	494
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 263	0
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Sugal Chile Ltda [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	76,216,511-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 34,429	0
Cervecera Rapa Nui Ltda [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,406,313-2
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 7,515	0
Inversiones Ro Elqui SpA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 3,964	0
Watts SA [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 13,287	0
Paulaner Brauerei Gruppe GmbH Co KGaA [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 72,913	0
Premium Brands S.R.L. [Member] | Purchase of products [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 607	0
Zegla Ltda [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Brasil
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 87,846	0
Zona Franca Central Cervecera S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 38,270	0
Palemo SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 172	0
Tetra Pak Global Distribution S A [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 56,761	$ 0